Earnings per share	3 Months Ended
Mar. 31, 2018
Earnings per share
Earnings per share
Reconciliation of Basic and Diluted Earnings per Share
in € THOUS, except share and per share data
	For the three months ended March 31,

	2018	2017
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	278.555	308.175

Denominators:
Weighted average number of shares outstanding	306.453.070	306.241.321
Potentially dilutive shares	986.454	519.712

Basic earnings per share	0,91	1,01
Fully diluted earnings per share	0,91	1,00